Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property, Plant and Equipment
10. Property, plant and equipment
The Group’s property, plant and equipment is comprised of owned assets (note 10A) and leased assets (note 10B). Property, plant and equipment is measured at cost including eligible borrowing costs less depreciation and accumulated impairment losses.
Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s or cash generating unit’s recoverable amount is estimated and any impairment loss is charged to the income statement as it arises.
Owned assets
Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets. Residual values are reviewed at least annually. Estimated useful lives by major class of assets are as follows:

• freehold buildings (no depreciation on freehold land)	40 years
• leasehold land and buildings	40 years (or life of lease if less)
• plant and equipment	2–20 years
Leased assets
The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The Group has not capitalised leases which are less than 12 months or leases of low value assets. These mainly relate to IT equipment, office equipment, furniture and fitting and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.
Depreciation is provided on a straight-line basis from the
commencement
date of the lease to the end of the lease term.

		€ million	€ million
Property, plant and equipment	Notes	2020	2019
Owned assets	10A	8,909	10,249
Leased assets	10B	1,649	1,813
Total		10,558	12,062

10A. Owned assets

Movements during 2020	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2020	4,498	15,844	20,342
Additions through business combinations	122	44	166
Additions	107	756	863
Disposals and other movements	(90)	(901)	(991)
Hyperinflationary adjustment	(18)	(27)	(45)
Reclassification as held for sale	(19)	(81)	(100)
Currency retranslation	(397)	(1,330)	(1,727)

31 December 2020	4,203	14,305	18,508

Accumulated depreciation
1 January 2020	(1,479)	(8,614)	(10,093)
Depreciation charge for the year	(135)	(1,093)	(1,228)
Disposals and other movements	54	814	868
Hyperinflationary adjustment	6	20	26
Reclassification as held for sale	11	60	71
Currency retranslation	103	654	757

31 December 2020	(1,440)	(8,159)	(9,599)

Net book value 31 December 2020 (a)	2,763	6,146	8,909

Includes capital expenditures for assets under construction	75	660	735

The Group has commitments to purchase property, plant and equipment of €251 million (2019: €264 million).

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	4,386	15,216	19,602
Additions through business combinations	7	28	35
Additions	175	1,141	1,316
Disposals and other movements	(72)	(649)	(721)
Hyperinflationary adjustment	(3)	(28)	(31)
Reclassification as held for sale	(63)	(116)	(179)
Currency retranslation	68	252	320

31 December 2019	4,498	15,844	20,342

Accumulated depreciation
1 January 2019	(1,390)	(7,998)	(9,388)
Depreciation charge for the year	(134)	(1,022)	(1,156)
Disposals and other movements	28	456	484
Hyperinflationary adjustment	5	30	35
Reclassification as held for sale	38	81	119
Currency retranslation	(26)	(161)	(187)

31 December 2019	(1,479)	(8,614)	(10,093)

Net book value 31 December 2019 (a)	3,019	7,230	10,249

Includes capital expenditures for assets under construction	78	872	950

(a)	Includes €347 million (2019: €319 million) of freehold land.

10B. Leased assets

Movements during 2020	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2020	2,874	827	3,701
Additions through business combinations	30	3	33
Additions	390	189	579
Disposals and other movements	(436)	(188)	(624)
Hyperinflationary adjustment	(3)	—	(3)
Currency retranslation	(216)	(63)	(279)

31 December 2020	2,639	768	3,407

Accumulated depreciation
1 January 2020	(1,397)	(491)	(1,888)
Depreciation charge for the year	(315)	(142)	(457)
Disposals and other movements	300	150	450
Currency retranslation	101	36	137

31 December 2020	(1,311)	(447)	(1,758)

Net book value 31 December 2020	1,328	321	1,649

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	2,770	816	3,586
Additions	278	174	452
Disposals and other movements	(240)	(180)	(420)
Hyperinflationary adjustment	23	—	23
Currency retranslation	43	17	60

31 December 2019	2,874	827	3,701

Accumulated depreciation
1 January 2019	(1,241)	(471)	(1,712)
Depreciation charge for the year	(297)	(159)	(456)
Disposals and other movements	154	150	304
Hyperinflationary adjustment	9	—	9
Currency retranslation	(22)	(11)	(33)

31 December 2019	(1,397)	(491)	(1,888)

Net book value 31 December 2019	1,477	336	1,813

Our leases mainly comprise of land and buildings and plant and equipment. The Group leases land and buildings for manufacturing, warehouse facilities and office space and also sublets some property. Plant and equipment includes leases for vehicles.
The Group has recognised in the income statement, a charge of €96 million (2019: €97 million) for short-term leases and €77 million (2019: €79 million) on leases for low-value
assets.
During the year, the Group recognised an income of €19 million (2019: €25 million) from sublet properties.
Cash flows:
The total cash outflows for leases was €525 million (2019: €534 million).
Lease liabilities:
Lease liabilities are shown in note 15 on pages 143 and 147.